Investment Objectives and Goals - Federated Hermes Short-Intermediate Total Return Bond Fund	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide total return. The Fund’s total return consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.